Employee deferred compensation (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013 year
Restricted Cash Awards
Other compensation benefits
Total value of awards granted	299
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Plus Bond awards
Other compensation benefits
Amount reallocated by employees outside of Investment Banking	38
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Award vesting period	3 years 0 months 0 days